CAPITAL MANAGEMENT (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015	Dec. 31, 2014
Capital Management Details
Equity	$ 68,794,914	$ 61,456,250	$ 37,527,964	$ 37,527,964	$ 38,833,196
Term Facility	8,666,667	9,333,334	10,000,000
Finance Lease Obligations	2,349,150	2,811,674	2,977,804
Equipment Loans	1,246,204	2,167,685	689,386
Total capital	$ 81,056,935	$ 75,768,943	$ 51,195,154